Financial Instruments (Tables)	12 Months Ended
Mar. 31, 2025
Financial Instruments [Abstract]
Schedule of Financial Instruments

The following table sets out the financial instruments as at the end of the reporting period:

	As of March 31, 2024	As of March 31, 2025
	USD’000	USD’000
Financial assets

Financial assets at amortized cost
Trade and other receivables, net prepayment	12,115	10,155
Amounts due from related parties	459	235
Cash and cash equivalents	6,384	7,703
	18,957	18,093
Financial liabilities

Financial liabilities at amortized cost
Trade and other payables	16,686	5,393
Amount due to related parties	—	125
Amount due to a director	—	3
Amount due to a shareholder	57	52
Lease liabilities	—	1,681
	16,743	7,254